Segment information (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of operating segments [line items]
Revenues		$ 38,986		$ 30,746		$ 15,622
Costs		(24,780)		(19,330)		(9,380)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		1,042		204		401
Changes in the net realizable value of agricultural products after harvest		303		(74)		208
Gross profit / (loss)		15,551		11,546		6,851
Gain/Loss from disposal of farmlands		906		280		(2)
Net gain from fair value adjustments of investment properties		22,629		4,888		17,516
General and administrative expenses		(4,414)		(3,628)		(1,950)
Selling expenses		(5,306)		(4,503)		(2,173)
Other operating results, net		1,152		(128)		(110)
Management fees		(554)		(200)		(534)
Profit / (loss) from operations		29,964		8,255		19,598
Share of (loss) / profit of associates and joint ventures		(603)		96		534
Segment profit / (loss)		29,361		8,351		20,132
Reportable assets		353,770		241,446		199,651
Reportable liabilities		(278,449)		(192,273)		(162,451)
Net reportable assets		75,321		49,173		37,200
Discontinued Operations [Member]
Disclosure of operating segments [line items]
Revenues		(60,470)		(47,168)		(18,607)
Costs	[1]	44,563		35,488		14,063
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[1]
Changes in the net realizable value of agricultural products after harvest	[1]
Gross profit / (loss)	[1]	(15,907)		(11,680)		(4,544)
Gain/Loss from disposal of farmlands	[1]
Net gain from fair value adjustments of investment properties	[1]	(164)		(113)		(23)
General and administrative expenses	[1]	878		624		200
Selling expenses	[1]	12,749		9,434		3,862
Other operating results, net	[1]	177		64		19
Management fees	[1]
Profit / (loss) from operations	[1]	(2,267)		(1,671)		(486)
Share of (loss) / profit of associates and joint ventures	[1]	(20)		(76)
Segment profit / (loss)		(2,287)	[1]	(1,747)	[1]	(486)
Reportable assets	[1]	(13,303)
Reportable liabilities	[1]
Net reportable assets	[1]	(13,303)
Joint Ventures [Member]
Disclosure of operating segments [line items]
Revenues		(46)		(72)		(89)
Costs	[2]	29		45		74
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[2]	2		8		(26)
Changes in the net realizable value of agricultural products after harvest	[2]
Gross profit / (loss)	[2]	(15)		(19)		(41)
Gain/Loss from disposal of farmlands	[2]
Net gain from fair value adjustments of investment properties	[2]	(738)		(193)		(379)
General and administrative expenses	[2]	14		7		5
Selling expenses	[2]	6		7		8
Other operating results, net	[2]	19		(5)		(2)
Management fees	[2]
Profit / (loss) from operations	[2]	(714)		(203)		(409)
Share of (loss) / profit of associates and joint ventures	[2]	706		153		262
Segment profit / (loss)		(8)		(50)	[2]	(147)	[2]
Reportable assets		(470)	[1]	(583)	[2]	(510)	[2]
Reportable liabilities			[1]		[2]		[2]
Net reportable assets		(470)	[1]	(583)	[2]	(510)	[2]
Total [Member]
Disclosure of operating segments [line items]
Revenues		97,969		76,648		33,270
Costs		(67,672)		(53,415)		(22,404)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		926		127		376
Changes in the net realizable value of agricultural products after harvest		303		(74)		208
Gross profit / (loss)		31,526		23,286		11,450
Gain/Loss from disposal of farmlands		906		280		(2)
Net gain from fair value adjustments of investment properties		23,531		5,194		17,918
General and administrative expenses		(5,319)		(4,267)		(2,162)
Selling expenses		(18,067)		(13,948)		(6,044)
Other operating results, net		956				(124)
Management fees				(189)
Profit / (loss) from operations		33,533		10,356		21,036
Share of (loss) / profit of associates and joint ventures		(1,289)		19		272
Segment profit / (loss)		32,244		10,375		21,308
Reportable assets		345,036		230,891		191,713
Reportable liabilities		(215,452)		(155,235)		(132,989)
Net reportable assets		129,584		75,656		58,724
Adjustment [Member]
Disclosure of operating segments [line items]
Revenues		1,726		1,490		1,194
Costs	[3]	(1,760)		(1,517)		(1,207)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[3]
Changes in the net realizable value of agricultural products after harvest	[3]
Gross profit / (loss)	[3]	(34)		(27)		(13)
Gain/Loss from disposal of farmlands	[3]
Net gain from fair value adjustments of investment properties	[3]
General and administrative expenses	[3]
Selling expenses	[3]
Other operating results, net	[3]	(554)
Management fees	[3]			(200)		(534)
Profit / (loss) from operations	[3]	(588)		(227)		(547)
Share of (loss) / profit of associates and joint ventures	[3]
Segment profit / (loss)		(588)		(227)	[3]	(547)	[3]
Reportable assets	[3]
Reportable liabilities	[3]
Net reportable assets	[3]
Elimination Of Inter-segment Transactions And Non-reportable Assets / Liabilities [Member]
Disclosure of operating segments [line items]
Revenues		(193)		(152)		(146)
Costs	[4]	60		69		94
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[4]	114		69		51
Changes in the net realizable value of agricultural products after harvest	[4]
Gross profit / (loss)	[4]	(19)		(14)		(1)
Gain/Loss from disposal of farmlands	[4]
Net gain from fair value adjustments of investment properties	[4]
General and administrative expenses	[4]	13		8		7
Selling expenses	[4]	6		4		1
Other operating results, net	[4]			2		(3)
Management fees	[4]
Profit / (loss) from operations	[4]					4
Share of (loss) / profit of associates and joint ventures	[4]
Segment profit / (loss)	[4]					4
Reportable assets	[4]	22,507		11,138		8,448
Reportable liabilities	[4]	(62,997)		(37,038)		(29,462)
Net reportable assets	[4]	(40,490)		(25,900)		(21,014)
Subtotal [Member]
Disclosure of operating segments [line items]
Reportable assets		333,274		223,878		186,577
Reportable liabilities		(215,452)		(155,235)		(132,989)
Net reportable assets		117,822		68,643		53,588
Israel | Total [Member]
Disclosure of operating segments [line items]
Costs		61,395		49,110		19,252
Gross profit / (loss)		25,185		19,312		7,825
Net gain from fair value adjustments of investment properties		2,160		374		(271)
General and administrative expenses		(3,870)		(3,173)		(1,360)
Selling expenses		(16,986)		13,093		(5,442)
Other operating results, net		467		(196)		(32)
Profit / (loss) from operations		6,956		3,224		720
Agricultural Business [Member]
Disclosure of operating segments [line items]
Revenues		6,081		3,915		2,909
Costs		(5,210)		(3,395)		(2,493)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		926		127		376
Changes in the net realizable value of agricultural products after harvest		303		(74)		208
Gross profit / (loss)		2,100		573		1,000
Gain/Loss from disposal of farmlands		906		280		(2)
Net gain from fair value adjustments of investment properties		96		331		22
General and administrative expenses		(546)		(411)		(315)
Selling expenses		(649)		(500)		(338)
Other operating results, net		567		75		(80)
Management fees
Profit / (loss) from operations		2,474		348		287
Share of (loss) / profit of associates and joint ventures		23		8		23
Segment profit / (loss)		2,497		356		310
Reportable assets		11,762		7,013		5,136
Reportable liabilities
Net reportable assets		11,762		7,013		5,136
Urban Properties And Investments Business [Member] | Operations Center in Argentina [Member]
Disclosure of operating segments [line items]
Revenues		5,308		4,311		3,284
Costs		(1,067)		(910)		(659)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)		4,241		3,401		2,625
Gain/Loss from disposal of farmlands
Net gain from fair value adjustments of investment properties		21,275		4,489		18,167
General and administrative expenses		(903)		(683)		(487)
Selling expenses		(432)		(355)		(264)
Other operating results, net		(78)		(68)		(12)
Management fees
Profit / (loss) from operations		24,103		6,784		20,029
Share of (loss) / profit of associates and joint ventures		(1,269)		(94)		126
Segment profit / (loss)		22,834		6,690		20,155
Reportable assets		66,472		44,914		39,107
Reportable liabilities
Net reportable assets		66,472		44,914		39,107
Urban Properties And Investments Business [Member] | Israel
Disclosure of operating segments [line items]
Revenues		86,580		68,422		27,077
Costs		(61,395)		(49,110)		(19,252)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)		25,185		19,312		7,825
Gain/Loss from disposal of farmlands
Net gain from fair value adjustments of investment properties		2,160		374		(271)
General and administrative expenses		(3,870)		(3,173)		(1,360)
Selling expenses		(16,986)		(13,093)		(5,442)
Other operating results, net		467		(196)		(32)
Management fees
Profit / (loss) from operations		6,956		3,224		720
Share of (loss) / profit of associates and joint ventures		(43)		105		123
Segment profit / (loss)		6,913		3,329		843
Reportable assets		266,802		178,964		147,470
Reportable liabilities		(215,452)		(155,235)		(132,989)
Net reportable assets		51,350		23,729		14,481
Subtotal [Member]
Disclosure of operating segments [line items]
Revenues		91,888		72,733		30,361
Costs		(62,462)		(50,020)		(19,911)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)		29,426		22,713		10,450
Gain/Loss from disposal of farmlands
Net gain from fair value adjustments of investment properties		23,435		4,863		17,896
General and administrative expenses		(4,773)		(3,856)		(1,847)
Selling expenses		(17,418)		(13,448)		(5,706)
Other operating results, net		389		(264)		(44)
Management fees
Profit / (loss) from operations		31,059		10,008		20,749
Share of (loss) / profit of associates and joint ventures		(1,312)		11		249
Segment profit / (loss)		$ 29,747		$ 10,019		$ 20,998

[1]	Corresponds to Shufersal's deconsolidation, the Group lost control in June 2018. See Note 4.(l).
[2]	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
[3]	Includes Ps. (34), Ps. (27) and Ps. (13) corresponding to Expenses and FPC and Ps. (554), Ps. (200) and Ps. (534) to management fees, as of June 30, 2018, 2017 and 2016, respectively.
[4]	Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions.